Consolidated Statements of Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	3 Months Ended										4 Months Ended			6 Months Ended		12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012		Oct. 06, 2012		Jul. 14, 2012		Dec. 31, 2011	Oct. 08, 2011	Jul. 16, 2011	Apr. 21, 2012		Apr. 23, 2011	Jul. 13, 2013	Jul. 14, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Net sales	$ 601,275	$ 560,167		$ 538,431		$ 562,361		$ 540,113	$ 538,606	$ 559,514	$ 704,380		$ 717,259	$ 1,337,084	$ 1,266,741	$ 2,365,339	$ 2,355,492	$ 2,257,536
Cost of goods sold	(418,934)					(390,514)								(932,085)	(881,221)	(1,654,093)	(1,650,166)	(1,579,016)
Distribution costs	(11,763)					(11,511)								(26,280)	(25,278)	(46,663)	(44,189)	(44,829)
Gross profit	170,578	154,478		149,863		160,336		150,878	152,925	154,982	199,906		202,352	378,719	360,242	664,583	661,137	633,691
Operating expenses:
Wages, salaries and benefits	(80,787)					(75,125)								(184,832)	(174,355)	(320,626)	(317,738)	(310,800)
Selling and general expenses	(26,874)					(22,400)								(63,182)	(52,218)	(99,841)	(103,153)	(104,841)
Administrative expenses (inclusive of share-based compensation expense	(27,072)					(18,543)								(49,326)	(42,413)	(82,404)	(79,780)	(102,754)
Rent expense, net	(5,311)					(3,568)								(12,876)	(9,548)	(21,225)	(18,856)	(19,135)
Depreciation and amortization	(13,048)					(12,023)								(30,052)	(28,052)	(52,617)	(51,205)	(62,353)
Advertising	(5,682)					(5,118)								(11,449)	(10,764)	(19,314)	(18,789)	(23,175)
Impairment charges																	(2,791)
Total operating expenses	(158,774)					(136,777)								(351,717)	(317,350)	(596,027)	(592,312)	(623,058)
Operating income	11,804	7,215		18,449		23,559		15,605	20,742	14,908	19,333		17,570	27,002	42,892	68,556	68,825	10,633
Bargain purchase																		15,681
Loss on debt extinguishment																(31,205)		(1,041)
Interest expense, net	(16,742)					(13,709)								(35,714)	(32,021)	(58,893)	(61,698)	(61,231)
(Loss) income before income taxes	(4,938)					9,850								(8,712)	10,871	(21,542)	7,127	(35,958)
Income tax (expense) benefit	(378)	(347)		(339)		(352)		(305)	(305)	(318)	(370)		(367)	(805)	(722)	(1,408)	(1,295)	9,004
Net (loss) income	(5,316)	(37,803)	[1]	4,704	[1]	9,498	[1]	1,187	6,440	293	651	[1]	(2,088)	(9,517)	10,149	(22,950)	5,832	(26,954)
Change in post retirement benefit obligations																(2,309)	(925)	(471)
Other comprehensive income
Comprehensive (loss) income	$ (5,316)					$ 9,498								$ (9,517)	$ 10,149	$ (25,259)	$ 4,907	$ (27,425)

[1]	The net loss for the 12-week period ended December 29, 2012 includes a $31.2 million loss on debt extinguishment related to the December 2012 financing transactions. See Note 9 for further discussion.